Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Standard Product Warranty Disclosure [Abstract]
Balance at the beginning of the year	¥ 14,492	$ 2,072	¥ 3,886	¥ 3,780
Accruals	14,730	2,106	12,232	2,410
Claims	(2,496)	(357)	(124)	(594)
Reversal	(1,514)	(216)	(1,502)	(1,710)
Balance at the end of the years	25,212	$ 3,605	14,492	3,886
Less: Non-current portion of warranty	(4,306)		(4,539)	(1,053)	$ (615)
Current portion of warranty	¥ 20,906		¥ 9,953	¥ 2,833	$ 2,990